Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of interests in other entities [text block]
Balances with associates and joint ventures as of December 31, 2018 and 2017 are as follows:

	Accounts receivable	Accounts receivable – Loans	Other assets	Accounts payable	Loans	Other liabilities
Joint Ventures
Equion Energy Limited (1)	22,958	–	19,214	87,079	855,135	67
Ecodiesel Colombia S.A.	522	–	–	23,857	–	1
Offshore International Group Inc. (2)	–	117,824	–	–	–	–
Associates
Serviport S.A.	–	–	–	5,482	–	–
Balance as of December 31, 2018	23,480	117,824	19,214	116,418	855,135	68
Current	23,480	–	19,214	116,418	855,135	68
Non–current	–	117,824	–	–	–	–
	23,480	117,824	19,214	116,418	855,135	68
	(Note 7)	(Note 7)	(Note 11)	(Note 19)	(Note 18)

	Accounts receivable	Accounts receivable – Loans	Other assets	Accounts payable	Loans	Other liabilities
Joint Ventures
Equion Energy Limited (1)	4,010	–	7,716	101,472	259,760	7
Ecodiesel Colombia S.A.	362	–	–	22,228	–	–
Offshore International Group Inc. (2)	–	154,810	–	–	–	–
Associates
Invercolsa S.A.	18,641	–	–	–	–	–
Serviport S.A.	–	–	–	5,820	–	–
Balance as of December 31, 2017	23,013	154,810	7,716	129,520	259,760	7
Current	23,013	–	7,716	129,520	259,760	7
Non–current	–	154,810	–	–	–	–
	23,013	154,810	7,716	129,520	259,760	7
	(Note 7)	(Note 7)	(Note 11)	(Note 19)	(Note 18)

Loans with related parties:

(1)	Deposits held by Equion in Capital AG for a nominal value of USD$ 263 million (2017 – USD$77 millon), with a three-month Libor rate + 1.92% (2017 - 1.44%) .

(2)
Loan granted by Ecopetrol S.A. to Savia Perú S.A. (subsidiary of Offshore International Group) for US$
57
million in 2016, with an interest rate of
4.99
% payable semiannually from 2017 and maturating in 2021. The balance in nominal value of this loan as of December 31, 2018 is USD$
35
million (2017 – USD$49 million).

Disclosure of transactions between related parties [text block]
The main transactions with related parties for years ended December 31, 2018, 2017 and 2016 are detailed as follows:

	2018		2017		2016
	Sales and services	Purchases and others	Sales and services	Purchases and others	Sales and services	Purchases and others
Joint Ventures
Equion Energy Limited	67,002	846,284	425,881	598,636	491,698	418,618
Ecodiesel Colombia S.A	6,860	267,498	6,583	259,269	5,744	265,584
Offshore International Group	2,386	–	15,188	–	6,285	–
Associates
Serviport S.A.	–	–	–	–	–	24,572
	76,248	1,113,782	447,652	857,905	503,727	708,774

Disclosure of information about key management personnel [text block]
As of December 31, 2018, key
management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares
Jorge Calvache	<1% outstanding shares
Rafael Espinosa Rozo	<1% outstanding shares